UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
		13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	February 13, 2008
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F  NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		17
Form 13F Information Table Value Total:		286,095
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
                                                    VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP  (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
ARCH CAP GROUP LTD       ORD             G0450A105   59,150 840,797    SH          SOLE             840,797
SCHWAB CHARLES CORP NEW  COM             808513105    7,012 274,435    SH          SOLE             274,435
CROSSTEX ENERGY L P      COM             22765U102    5,615 181,014    SH          SOLE             181,014
CROSSTEX ENERGY INC      COM             22765Y104    1,117 30,000     SH          SOLE              30,000
DOMINOS PIZZA INC        COM             25754A201   20,137 1,522,045  SH          SOLE           1,522,045
GRUPO TELEVISA SA DE CV  SP ADR REP ORD  40049J206   32,154 1,352,700  SH          SOLE           1,352,700
HOME DEPOT INC           COM             437076102    7,666 284,550    SH          SOLE             284,550
HOME DEPOT INC           COM             437076902   13,478 500,300    SH CALL     SOLE             500,300
HORIZON LINES INC        COM             44044K101    2,820 151,300    SH          SOLE             151,300
LIBERTY MEDIA HLDG CORP  INT COM SER A   53071M104   24,518 1,284,988  SH          SOLE           1,284,988
LIBERTY MEDIA HLDG CORP  INT COM SER A   53071M904       36 1,875      SH CALL     SOLE               1,875
LIBERTY MEDIA HLDG CORP  CAP COM SER A   53071M302   16,797 144,195    SH          SOLE             144,195
LIBERTY MEDIA HLDG CORP  CAP COM SER A   53071M902       44 375        SH CALL     SOLE                 375
LOWES COS INC            COM             548661107    5,802 256,500    SH          SOLE             256,500
MOHAWK INDS INC          COM             608190104   16,341 219,634    SH          SOLE             219,634
SEALY CORP               COM             812139301   39,867 3,562,765  SH          SOLE           3,562,765
WAL MART STORES INC      COM             931142903   33,542 705,700    SH CALL     SOLE             705,700